INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets [Table Text Block]
	Trademarks and Brands	Patents	Total
Cost
At December 31, 2023	$1,892	$1,098	$2,990
Additions	-	-	-
At March 31, 2024	$1,892	$1,098	$2,990

Accumulated Amortization
At December 31, 2023	$1,132	$912	$2,044
Additions	31	7	38
At March 31, 2024	$1,163	$919	$2,082

Net book value at March 31, 2024	$729	$179	$908

In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2021	$200	$1,570	$2,090	$4,300	$1,190	$19,675	$29,025
Acquired through business combinations	1,397	5,945	3,063	230	-	29,031	39,666
Impairment	(128)	-	-	-	-	(25,073)	(25,201)
At December 31, 2022	$1,469	$7,515	$5,153	$4,530	$1,190	$23,633	$43,490

Accumulated Amortization
At December 31, 2021	$6	$26	$35	$48	$66	$-	$181
Additions	66	322	583	573	397	-	1,941
At December 31, 2022	$72	$348	$618	$621	$463	$-	$2,122

Foreign Currency translation	5	17	(18)	-	-	(261)	(257)
Net book value at December 31, 2022	$1,402	$7,184	$4,517	$3,909	$727	$23,372	$41,111

In Thousands of United States dollars	License	Customer and Supplier Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2022	$1,469	$7,515	$5,153	$4,530	$1,190	$23,633	$43,490
Additions	-	194	-	-	-	-	194
Impairment	(1,216)	(6,502)	(3,249)	(3,432)	(529)	(23,372)	(38,300)
At December 31, 2023	$253	$1,207	$1,904	$1,098	$661	$261	$5,384

Accumulated Amortization
At December 31, 2022	$72	$348	$618	$621	$463	$-	$2,122
Additions	200	916	514	291	198	-	2,119
At December 31, 2023	$272	$1,264	$1,132	$912	$661	$-	$4,241

Foreign Currency translation	19	57	(12)	-	-	(261)	(197)
Net book value at December 31, 2023	$-	$-	$760	$186	$-	$-	$946

Schedule of weighted average amortization period of intangible assets [Table Text Block]		Trademarks and brands 6.1 years Patents 6.8 years Total 6.2 years
Schedule of estimation of amortization expense [Table Text Block]
2024	$115
2025	152
2026	152
2027	152
2028	152
Thereafter	185
Total	$908

Thousands of United States dollars
2024	$152
2025	$152
2026	$152
2027	$152
2028	$152

Schedule of goodwill [Table Text Block]
In Thousands of United States dollars	Vessel	JustCBD	FGH	Total
Gross goodwill recorded prior to December 31, 2021	$19,675	$-	$-	$19,675
Impairment recorded prior to December 31, 2021	-	-	-	-
Net book value as at December 31, 2021	19,675	-	-	19,675
Acquired through business combinations	-	25,315	3,716	29,031
Impairment	(19,675)	(5,398)	-	(25,073)
Foreign exchange impacts	-	(277)	16	(261)
Net book value as at December 31, 2022	-	19,640	3,732	23,372
Impairment		(19,640)	(3,732)	(23,372)
Net book value as at December 31, 2023	$-	$-	$-	$-